Offsets	Apr. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SES AI Corp
Form or Filing Type	S-3
File Number	333-271423
Initial Filing Date	Apr. 25, 2023
Fee Offset Claimed	$ 33,060.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 300,000,000.00
Termination / Withdrawal Statement	In accordance with Rule 457(p) under the Securities Act, the registrant is offsetting $33,060.00 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the registrant's prior unallocated (universal) shelf registration statement on Form S-3 originally filed on April 25, 2023 and declared effective on April 28, 2023 (File No. 333-271423) (the "Prior Registration Statement"), which will expire on April 28, 2026 because three years will have elapsed since the initial effective date of the Prior Registration Statement and all offerings thereunder have been completed or terminated. No securities were sold by registrant under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SES AI Corp
Form or Filing Type	S-1
File Number	333-262726
Filing Date	Feb. 14, 2022
Fee Paid with Fee Offset Source	$ 33,060.00